Consolidated balance sheets - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	€ 1,007,723	€ 2,145,632
Trade accounts and other receivables	3,421,346	3,231,500
Accounts receivable from related parties	159,196	198,868
Inventories	1,663,278	1,466,803
Other current assets	913,603	804,083
Total current assets	7,165,146	7,846,886
Property, plant and equipment	4,190,281	3,836,010
Right-of-use assets	4,325,115
Intangible assets	1,426,330	681,331
Goodwill	14,017,255	12,209,606
Deferred taxes	361,196	345,686
Investment in equity method investees	696,872	649,780
Other non-current assets	752,540	672,969
Total non-current assets	25,769,589	18,395,382
Total assets	32,934,735	26,242,268
Liabilities
Accounts payable	716,526	641,271
Accounts payable to related parties	118,663	153,781
Current provisions and other current liabilities	2,812,419	2,904,288
Short-term debt	1,149,988	1,205,294
Short-term debt from related parties	21,865	188,900
Current portion of long-term debt	1,447,239	1,106,519
Current portion of long-term lease liabilities	622,227
Current portion of long-term lease liabilities from related parties	16,514
Income tax payable	101,793	68,229
Total current liabilities	7,007,234	6,268,282
Long-term debt, less current portion	6,458,318	5,045,515
Long-term lease liabilities, less current portion	3,959,865
Long-term lease liabilities from related parties, less current portion	106,432
Non-current provisions and other non-current liabilities	668,747	750,738
Pension liabilities	689,195	551,930
Income tax payable	78,005	97,324
Deferred taxes	739,702	626,521
Total non-current liabilities	12,700,264	7,072,028
Total liabilities	19,707,498	13,340,310
Shareholders' equity
Ordinary shares, no par value, 1.00 nominal value, 374,165,226 shares authorized, 304,436,876 issued and 298,329,247 outstanding as of December 31, 2019 and 384,822,972 shares authorized, 307,878,652 issued and 306,878,701 outstanding as of December 31, 2018	304,437	307,879
Treasury stock, at cost	(370,502)	(50,993)
Additional paid-in capital	3,607,662	3,873,345
Retained earnings	9,454,861	8,831,930
Accumulated other comprehensive income (loss)	(1,038,545)	(1,203,750)
Total FMC-AG & Co. KGaA shareholders' equity	11,957,913	11,758,411
Noncontrolling interests	1,269,324	1,143,547
Total equity	13,227,237	12,901,958
Total liabilities and equity	€ 32,934,735	€ 26,242,268